Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

18.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

18.       Fair Value Measurements and Hedging - (continued):

During the year ended December 31, 2020, the Company entered into various interest rate swaps with ING, DNB Bank ASA (“DNB”), SEB, Citibank Europe PLC (“Citi”), Piraeus Bank and Alpha Bank S.A. to convert a portion of its debt from floating to fixed rate. In addition, during the year ended December 31, 2021, the Company early terminated certain of those interest rate swaps that were in effect as of December 31, 2020 and entered into a new interest rate swap agreement with the National Bank of Greece (“NBG”), SEB and ABN AMRO Bank. The following table summarizes the interest rate swaps in place as of December 31, 2022.

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 24,075
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 30,000
ING	Mar-20	Apr-20	Apr-23	0.6750%	$ 16,157	$ 13,050
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 46,879
Citi	Jun-20	Jul-20	Oct-23	0.3300%	$ 104,450	$ 71,600
Citi	Jun-20	Aug-20	May-24	0.3510%	$ 56,075	$ 44,396
Citi	Jun-20	Jun-20	Dec-23	0.3380%	$ 94,538	$ 61,237
Citi	Jun-20	Jun-20	Aug-23	0.3280%	$ 56,915	$ 35,515
Citi	Jun-20	Jul-20	Jul-23	0.3250%	$ 99,816	$ 79,853
Citi	Jun-20	Aug-20	May-24	0.3520%	$ 31,350	$ 24,780
Citi	Jun-20	Sep-20	Mar-24	0.3430%	$ 33,390	$ 27,825
ING July 20	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 43,750
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 25,350
ABN	Feb-21	Mar-21	Dec-23	0.3120%	$ 84,548	$ 61,237
NBG	Jun-21	Jun-21	Jun-23	0.6500%	$ 125,000	$102,500

The above interest rate swaps were designated and qualified as cash flow hedges while they are in effect, with the exception of one of the swaps that have been entered with Citi (the swap with current notional amount of $44,396) which was de-designated from cash flow hedge in November 2022 since the forecasted transactions associated with this hedge were no longer probable given that the corresponding loan was fully prepaid on that date. The change in fair value of this swap from the de-designation date and until December 31, 2022 was insignificant. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the years ended December 31, 2020, 2021 and 2022.

A gain of approximately $15,867 in connection with the interest rate swaps is expected to be reclassified into earnings during the following 12-month period when realized.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2020, 2021 and 2022, the Company entered into a certain number of FFAs and options for FFAs on the Capesize, Panamax and Supramax indices. The results of the Company’s FFAs during the years ended December 31, 2020, 2021 and 2022 and the valuation of the Company’s open position as at December 31, 2021 and 2022 are presented in the tables below.

During the years ended December 31, 2020, 2021 and 2022, the Company entered into a certain number of bunker swaps. The results of the Company’s bunker swaps during the years ended December 31, 2020, 2021 and 2022 and the valuation of the Company’s open position as at December 31, 2021 and 2022 are presented in the tables below.

18.       Fair Value Measurements and Hedging - (continued):

The amount of Gain/(loss) on forward freight agreements and bunker swaps, net and on interest rate swaps recognized in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2020	2021	2022
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(848)	(2,351)	10,044
Total Gain/(loss) recognized	$(848)	$(2,351)	$10,044

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(5,995)	1,308	1,165
Realized gain/(loss) on bunker swaps	20,856	748	(5,198)
Unrealized gain/(loss) on forward freight agreements and freight options	(430)	1,802	(1,398)
Unrealized gain/(loss) on bunker swaps	1,725	(294)	3,980
Total Gain/(loss) recognized	$16,156	$3,564	$(1,451)

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2021 and 2022, based on Level 1 quoted market prices in active markets.

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		December 31, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$1,440	$-	$191	$-
Bunker swaps - current	Derivatives, current asset portion	$7	$-	$3,688	$-
Forward freight agreements - non-current	Derivatives, non-current asset portion	$150	$-	$-	$-
Total		$1,597	$-	$3,879	$-
LIABILITIES
Bunker swaps - current	Derivatives, current asset portion	$300	$-	$-	$-
Total		$300	$-	$-	$-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2021 and 2022 amounted to $10,128 and $2,199, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

18.       Fair Value Measurements and Hedging - (continued):

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of December 31, 2022, due to the variable interest rate nature thereof. The fair value of the DSF $55,000 Facility, measured through level 2 inputs (such as interest rate curves) is $43,598, which is $825 lower than the loan’s book value of $44,423.

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2021 and 2022, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		December 31, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$-	$549	$1,665	$20,041
Interest rate swaps - non-current	Derivatives, non-current asset portion	$-	$6,763	$798	$7,868
Total		$-	$7,312	$2,463	$27,909
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$-	$443	$-	$-
Total		$-	$443	$-	$-